Debt Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Debt Securities	Debt Securities
The following table summarizes the Company's investment in debt securities.

		Gross Cumulative Unrealized
(in thousands)	Amortized Cost	Gains	Losses	Fair Value
December 31, 2018
Available-for-sale debt securities:
N-Star CDO bonds	$67,513	$1,565	$(4,951)	$64,127
CMBS of consolidated fund				32,706
				$96,833
December 31, 2017
Available-for-sale debt securities:
CRE securities of consolidated N-Star CDOs (2):
CMBS	$144,476	$3,999	$(530)	$147,945
Other securities (3)	61,302	5,994	(313)	66,983
N-Star CDO bonds	88,374	2,778	(219)	90,933
CMBS and other securities (1)	13,829	3,739	(186)	17,382
	307,981	16,510	(1,248)	323,243
CMBS of consolidated fund				25,099
				$348,342
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(1)	Other securities include a trust preferred security and certain investments in other third party CDO bonds.
(2) Carrying value of CDO bonds in consolidated N-Star CDOs was $215.5 million at December 31, 2017.
(3) Represents primarily agency debentures, and to a lesser extent, unsecured REIT debt and trust preferred securities.
N-Star CDOs and N-Star CDO Bonds—The Company acquired, upon the Merger, NRF's legacy CDOs. NRF had sponsored collateralized debt obligations ("CDOs"), collateralized primarily by commercial real estate ("CRE") debt and CRE securities, of which two of the sponsored CRE securities CDOs were consolidated. Additionally, NRF had acquired the equity interests of CRE debt focused CDOs sponsored by third parties. These CDOs are collectively referred to as the N-Star CDOs. At December 31, 2018, the Company no longer has any consolidated CDOs as the remaining assets of one CDO was liquidated, and the Company sold all of its interest in another CDO which resulted in the deconsolidation of that CDO. A gain of $10.9 million was recorded upon deconsolidation, included in other gain on the consolidated statement of operations.
At the time of issuance of the sponsored CDOs, NRF retained investment-grade subordinate bonds. NRF also retained equity interests in the form of preferred shares in all of its sponsored CDOs. Additionally, NRF repurchased CDO bonds originally issued to third parties at discounts to par. These repurchased CDO bonds and retained investment-grade subordinate bonds are collectively referred to as N-Star CDO bonds.
All of the legacy NRF sponsored CDOs are past their reinvestment period and are amortizing over time as the underlying assets pay down or are sold.
CMBS and Other Securities—These debt securities are predominantly commercial mortgage-backed securities (“CMBS”), including investments in mezzanine positions.
At December 31, 2018, the contractual maturities of CRE securities ranged from 8 to 43 years. The expected maturity, on a weighted average basis, was 5 years.
CMBS of Consolidated Fund—These are CMBS held by a consolidated investment company, that are accounted for at fair value through earnings.
Disposition of Debt Securities
Realized gains (losses) from sale of debt securities are recorded in other gain (loss), as follows.

	Year Ended December 31,
(In thousands)	2018	2017
Available-for-sale debt securities:
Proceeds from sale	$78,197	$30,279
Gross realized gain	11,304	951
Gross realized (loss)	(592)	—
Impairment of AFS Debt Securities
The following table presents AFS debt securities in a gross unrealized loss position:

	December 31, 2018		December 31, 2017
	Less Than 12 Months		Less Than 12 Months
(In thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
CRE securities of consolidated N-Star CDOs:
CMBS	$—	$—	$2,229	$(530)
Other securities	—	—	8,218	(313)
N-Star CDO bonds	54,459	(4,951)	13,392	(219)
CMBS and other securities	—	—	12,956	(186)
	$54,459	$(4,951)	$36,795	$(1,248)
At December 31, 2018 and 2017, there were no AFS debt securities in an unrealized loss position for more than 12 months.
The Company recorded $8.2 million and $33.0 million of OTTI loss in other gain (loss) for the year ended December 31, 2018 and 2017, respectively. The OTTI loss was due to an adverse change in expected cash flows on N-Star CDO bonds as well as CMBS held by consolidated N-Star CDOs (such N-Star CDOs were deconsolidated in the second quarter of 2018) as the Company believed that it was not likely that it would recover the amortized cost on those securities prior to selling them.
At December 31, 2018, the Company believes that the remaining AFS securities with unrealized loss in accumulated other comprehensive income were not other than temporarily impaired as it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases. At December 31, 2017, there were no AFS securities with unrealized loss in accumulated other comprehensive income that have not otherwise been other than temporarily impaired.
Purchased Credit-Impaired Debt Securities
Certain debt securities acquired by the Company through the Merger, consisting of certain N-Star CDOs, other CDOs and CMBS securities, were considered to be credit-impaired at acquisition, with the following outstanding balance:

(In thousands)	December 31, 2018	December 31, 2017
Outstanding principal	$213,929	$411,174
Amortized cost	2,757	26,761
Carrying value	3,619	31,789
PCI debt securities are recorded at their initial investment and accreted to the estimated cash flows expected to be collected as measured at acquisition date. The excess of cash flows expected to be collected, measured at acquisition date, over the estimated fair value represents the accretable yield and is recognized in interest income over the remaining life of the security. The difference between contractually required payments at the acquisition date and the cash flows expected to be collected, which represents the nonaccretable difference, reflects the estimated future credit losses expected to be incurred over the life of the security and is not accreted to interest income nor recorded on the balance sheet. Subsequent decreases in undiscounted expected cash flows attributable to further credit deterioration as well as changes in expected timing of future cash flows can result in recognition of OTTI.
Information about these PCI debt securities upon acquisition is presented below:

(In thousands)	January 2017
Contractually required payments including interest	$574,088
Less: Nonaccretable difference	(449,261)
Cash flows expected to be collected	124,827
Less: Accretable yield	(70,283)
Fair value of PCI debt securities acquired	$54,544
The following table presents changes in accretable yield related to these PCI debt securities.

	Year Ended December 31,
(In thousands)	2018	2017
Beginning accretable yield	$44,610	$—
Assumed through the Merger	—	70,283
Accretion recognized in earnings	(3,489)	(12,461)
Reduction due to payoffs, disposals or deconsolidation	(17,081)	(8,963)
Net reclassifications to nonaccretable difference (1)	(24,040)	(4,249)
Ending accretable yield	$—	$44,610

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(1)
Includes reclassifications to nonaccretable difference for PCI securities for which cash flows can no longer be reasonably estimated.